SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois	60603
(Address of principal executive offices)	(Zip code)

Alan M. Meder	John R. Sagan
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer, Brown, Rowe & Maw LLP

55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	LONG-TERM INVESTMENTS - 153.8%
	U.S. Government and Agency Obligations - 13.4%
	Federal National Mortgage Association,
$357	8.00%, 10/01/30	$377,435
1,271	7.00%, 12/01/31	1,325,141
	Government National Mortgage Association
	Pass-Through Certificates,
16	7.00%, 3/15/26	16,310
106	7.50%, 5/15/26	111,057
95	8.00%, 11/15/30	100,654
103	8.00%, 2/15/31	109,247
	U.S. Treasury Bonds,
40,000	10.375%, 11/15/12	41,289,080

	Total U.S. Government and Agency Obligations (cost $47,419,632)	43,328,924

	Corporate Bonds - 135.0%
	Auto & Truck - 3.2%
	DaimlerChrysler NA Holdings,
10,000	7.20%, 9/01/09	10,444,090

	Financial - 36.4%
	Aegon NV,
3,000	9.375%, 3/01/08	3,081,669
	Bank United,
4,910	8.00%, 3/15/09	5,151,926
	Bear Stearns & Co. Inc.,
7,000	7.625%, 12/07/09	7,434,868
	Boeing Capital Corp.,
5,000	6.50%, 2/15/12	5,318,415
	Duke Realty Corp, L.P.,
6,000	6.80%, 2/12/09	6,169,584
	ERP Operating Limited Partnership
5,000	6.625%, 3/15/12	5,327,115
	Firstar Bank, N.A.,
7,000	7.125%, 12/01/09	7,362,768
	General Electric Capital Corporation,
7,565	8.625%, 6/15/08	7,844,723
	Household Finance Corp.,
10,000	8.00%, 7/15/10	10,847,570
	JPMorgan Chase & Co.,
10,000	7.875%, 6/15/10	10,803,440
	Mack-Cali Realty L.P.,
5,000	7.75%, 2/15/11	5,409,315
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	5,393,910
5,000	6.875%, 11/15/18	5,490,760
	NationsBank Capital Trust IV,
10,000	8.25%, 4/15/27	10,401,390
	PNC Funding Corp.,
3,000	7.50%, 11/01/09	3,176,037
	Simon Property Group, L.P.,
5,000	7.125%, 2/09/09	5,159,195
5,000	7.00%, 7/15/09	5,191,595
	Verizon Global Funding Corp.,
7,500	7.375%, 9/01/12	8,251,088

		117,815,368

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	Industrial - 25.9%
	Archer-Daniels-Midland Company,
$5,000	8.125%, 6/01/12	$5,650,135
	Dow Chemical Company,
7,000	9.00%, 4/01/21	8,721,671
	Sun Company, Inc.,
5,000	9.00%, 11/01/24	6,393,790
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	7,051,161
3,200	9.875%, 6/15/22	4,210,912
	Time Warner Entertainment Company, L.P.,
5,000	8.875%, 10/01/12	5,779,270
	Time Warner, Inc.,
5,000	9.15%, 2/01/23	6,241,910
	Trans-Canada Pipelines Limited,
10,000	9.875%, 1/01/21	13,711,080
	Union Pacific Corp.,
7,000	7.375%, 9/15/09	7,393,414
	USX Corporation,
10,000	9.125%, 1/15/13	11,922,910
	Weyerhaeuser Co.,
6,500	6.75%, 3/15/12	6,834,925

		83,911,178

	Retail - 1.6%
	Wal-Mart Stores, Inc.,
5,000	6.875%, 8/10/09	5,207,215

	Telephone - 20.5%
	Bell Canada, Inc.,
10,000	9.50%, 10/15/10	11,284,890
	British Telecommunications PLC,
7,000	8.625%, 12/15/10	7,820,050
	Deutsche Telekom International Finance,
12,000	8.00%, 6/15/10	13,017,396
	France Telecom SA
5,000	7.75%, 3/01/11	5,452,000
	Koninklijke (Royal) KPN NV,
5,000	8.00%, 10/01/10	5,427,830
	New Cingular Wireless Services Inc.,
5,000	8.125%, 5/01/12	5,634,295
	New York Telephone Co.,
5,000	8.625%, 11/15/10	5,472,110
	Sprint Corp.,
10,125	9.25%, 4/15/22	12,321,902

		66,430,473

	Utilities - Electric - 47.4%
	AGL Capital Corp.,
10,000	7.125%, 1/14/11	10,593,890
	Alabama Power Co.,
2,750	7.125%, 10/01/07	2,773,436
	CalEnergy Company, Inc.,
10,000	8.48%, 9/15/28	12,619,760
	CenterPoint Energy Resources Corp.,
10,000	7.75%, 2/15/11	10,821,760
	ComEd Financing II,
17,438	8.50%, 1/15/27	17,692,194
	Dominion Resources, Inc.,
10,000	8.125%, 6/15/10	10,899,660
	Duke Energy Corporation,
10,000	7.375%, 3/01/10	10,618,430

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	Utilites - Electric (Continued)
	Hydro-Quebec,
$10,000	7.50%, 4/01/16	$11,654,770
	Illinois Power Co.,
8,485	7.50%, 6/15/09	8,607,727
	KeySpan Gas East Corporation,
10,088	7.875%, 2/01/10	10,806,830
	NSTAR,
3,650	8.00%, 2/15/10	3,927,488
	Progress Energy, Inc.,
2,348	7.10%, 3/01/11	2,508,589
	Sempra Energy,
10,000	7.95%, 3/01/10	10,735,760
	Southern California Edison Company,
5,512	7.625%, 1/15/10	5,866,620
	South Carolina Electric & Gas Co.,
6,000	6.125%, 3/01/09	6,100,008
	Wisconsin Energy Corp.,
6,000	6.50%, 4/01/11	6,277,002
	Xcel Energy, Inc.,
10,131	7.00%, 12/01/10	10,760,236

		153,264,160

	Total Corporate Bonds (cost $429,239,623)	437,072,484

	Asset-Backed Securities - 1.7%
	Detroit Edison Securitization Funding LLC 2001-1 A6
5,000	6.62%, 3/01/16	5,458,730

	Total Asset-Backed Securities (cost $5,925,000)	5,458,730

Shares
	Non-Convertible Preferred Stock - 3.7%
	Financial - 3.7%
	Duke Realty Corp., Series M,
100,000	6.95%	2,530,000
	Duke Realty Corp.,
100,000	7.25%	2,591,000
	Public Storage, Inc., Series I,
120,000	7.25%	3,101,256
	Realty Income Corp.,
100,000	7.375%	2,568,000
	Vornado Realty Trust I,
50,000	6.625%	1,249,500

	Total Non-Convertible Preferred Stock (cost $11,734,000)	12,039,756

	Total Long-Term Investments (cost $494,318,255)	497,899,894

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2007

(Unaudited)

Principal Amount (000)	Description	Value
	SHORT-TERM INVESTMENTS - 0.6%
	U.S. Treasury Bills,
$1,800	5.03%, 4/26/07
	(cost $1,793,713)	$1,793,713

	Total Investments - 154.4% (cost $496,111,968)	499,693,607
	Other Assets in Excess of Liabilities - 4.3%	13,940,352
	Liquidation Value of Preferred Shares - (58.7)%	(190,000,000)

	Net Assets Applicable to Common Stock - 100%	$323,633,959

Notes

Securities Valuation:

The Fund values its fixed income securities, in accordance with procedures established by the Board of Directors of the Fund, by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of March 31, 2007 was as follows:

Tax Basis of Investment	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$518,371,307	$6,454,109	$25,131,809	$(18,677,700)

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov)

Item 2 – Controls and Procedures

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Duff & Phelps Utility and Corporate Bond Trust Inc

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer
Date	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
Date	May 22, 2007

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer
Date	May 22, 2007